Fair Value Measurements and Derivative Instruments Narrative (Details)	Dec. 31, 2016	Apr. 30, 2016	Dec. 31, 2015
Derivative instruments [Member] | Deutsche Telekom [Member]
Derivative [Line Items]
Interest rate, stated percentage	9.332%	9.332%
Derivative instruments [Member] | Deutsche Telekom [Member] | As Filed
Derivative [Line Items]
Interest rate, stated percentage		5.95%	5.95%
Embedded Derivative Instruments [Member]
Derivative [Line Items]
Number of embedded derivative instruments	0		1